CONSOLIDATED STATEMENT OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Issuance costs	$ 750	$ 57,400
Series D
Temporary equity, issuance costs			$ 11
Series E
Temporary equity, issuance costs			$ 158